PIMCO Funds

Supplement dated May 2, 2019 to the International Bond Funds Prospectus dated July 30, 2018, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Emerging Markets Local Currency and Bond Fund (the “Funds”)

Effective immediately, the PIMCO Emerging Markets Bond Fund is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo. Messrs. Arnopolin and Balcells are Executive Vice Presidents of PIMCO, and they have managed the Fund since May 2017. Mr. Romo is a Senior Vice President of PIMCO, and he has managed the Fund since May 2019.

Effective immediately, the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan, Francesc Balcells and Ismael Orenstein. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan, Francesc Balcells and Ismael Orenstein. Mr. Dhawan is a Managing Director of PIMCO, Mr. Balcells is an Executive Vice President of PIMCO, and Mr. Orenstein is a Senior Vice President of PIMCO. Messrs. Dhawan and Balcells have managed the Fund since October 2016, and Mr. Orenstein has managed the Fund since May 2019.

Effective immediately, the PIMCO Emerging Markets Full Spectrum Bond Fund is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Francesc Balcells. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Francesc Balcells. Mr. Dhawan is a Managing Director of PIMCO, and Messrs. Arnopolin and Balcells are Executive Vice Presidents of PIMCO. Messrs. Dhawan, Arnopolin and Balcells have managed the Fund since May 2017.

Effective immediately, the PIMCO Emerging Markets Local Currency and Bond Fund is jointly and primarily managed by Pramol Dhawan, Francesc Balcells and Ismael Orenstein. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Pramol Dhawan, Francesc Balcells and Ismael Orenstein. Mr. Dhawan is a Managing Director of PIMCO, Mr. Balcells is an Executive Vice President of PIMCO, and Mr. Orenstein is a Senior Vice President of PIMCO. Messrs. Dhawan and Balcells have managed the Fund since October 2016, and Mr. Orenstein has managed the Fund since May 2019.

In addition, effective immediately, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond PIMCO Emerging Markets Corporate Bond PIMCO Emerging Markets Full Spectrum Bond	Yacov Arnopolin	5/17 12/16 5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has investment experience since 2000 and holds a bachelor’s degree in economics from Carnegie Mellon University.

PIMCO Emerging Markets Bond PIMCO Emerging Markets Currency and Short-Term Investments PIMCO Emerging Markets Full Spectrum Bond PIMCO Emerging Markets Local Currency and Bond	Francesc Balcells	5/17 10/16 5/17 10/16

Executive Vice President, PIMCO. Mr. Balcells is an executive vice president and portfolio manager in the London office. Prior to joining PIMCO in 2012, he was employed at Rogge Capital Partners where he was the head of emerging markets and worked at Harvard Management Company focusing on emerging markets local rate and currency investments. Mr. Balcells also worked at the International Monetary Fund between 2002 and 2006, during which time he spent a year at PIMCO on secondment from the Fund. He has investment experience since 1996 and holds a master’s degree in international economics and European studies from the Paul H. Nitze School of Advanced International Studies (SAIS) at Johns Hopkins University. He received his undergraduate degree from the Autonomous University of Barcelona.

PIMCO Emerging Markets Currency and Short-Term Investments PIMCO Emerging Markets Full Spectrum Bond PIMCO Emerging Markets Local Currency and Bond PIMCO Global Advantage® Strategy Bond	Pramol Dhawan	10/16 5/17 8/17 10/16

Managing Director, PIMCO. Mr. Dhawan is a portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2013, he was a managing director and head of emerging markets trading for Americas at Société Générale in New York. He was previously based in London where he headed the Central and Eastern Europe emerging markets team for the firm. Additionally, he was a management consultant at Accenture. He has investment experience since 2004 and holds an undergraduate degree in computer science and management studies from the University of Nottingham.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Currency and Short-Term Investments PIMCO Emerging Markets Local Currency and Bond	Ismael Orenstein	5/19 5/19

Senior Vice President, PIMCO. Mr. Orenstein is portfolio manager in the Newport Beach office, focusing on emerging market fixed income. He is a standing member of the Emerging Markets Portfolio Committee and has served as a rotating member of the Americas Portfolio Committee and the Investment Committee. Prior to joining PIMCO in 2012, he was a portfolio manager at Santander Asset Management in Brazil. He has investment experience since 2006 and holds an MBA from NYU Stern School of Business and a bachelor’s degree in computer engineering from Instituto Militar de Engenharia in Brazil.

PIMCO Emerging Markets Bond	Javier Romo	5/19

Senior Vice President, PIMCO. Prior to joining PIMCO in 2011, Mr. Romo was a Vice President with Citigroup, where he focused on trading hard currency bonds and credit default swaps in Latin America. Earlier in his career he was an analyst at Sandell Asset Management in New York and before that a Vice President for Morgan Stanley focused on emerging markets trading and local markets strategy.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_050219

PIMCO Funds

Supplement dated May 2, 2019 to the

Statement of Additional Information dated July 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Emerging Markets Bond Fund, PIMCO Emerging Markets Currency and Short-Term Investments Fund, PIMCO Emerging Markets Full Spectrum Bond Fund and PIMCO Emerging Markets Local Currency and Bond Fund (the “Funds”)

Effective immediately, the PIMCO Emerging Markets Bond Fund is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo. Effective immediately, the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan, Francesc Balcells and Ismael Orenstein. Effective immediately, the PIMCO Emerging Markets Full Spectrum Bond Fund is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Francesc Balcells. Effective immediately, the PIMCO Emerging Markets Local Currency and Bond Fund is jointly and primarily managed by Pramol Dhawan, Francesc Balcells and Ismael Orenstein.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added.

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Orenstein[37]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	9	$873.73	0	$0.00
Other Accounts	0	$0.00	0	$0.00

Romo[41]
Registered Investment Companies	1	$459.07	0	$0.00
Other Pooled Investment Vehicles	11	$2,044.58	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[37]

Effective May 2, 2019, Mr. Orenstein co-manages the PIMCO Emerging Markets Currency and Short-Term Investments Fund ($4,162.3 million) and the PIMCO Emerging Markets Local Currency and Bond Fund ($4,258 million).

[41]	Effective May 2, 2019, Mr. Romo co-manages the PIMCO Emerging Markets Bond Fund ($1,964.1 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective May 2, 2019, the PIMCO Emerging Markets Bond Fund is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo, the PIMCO Emerging Markets Currency and Short-Term Investments Fund is jointly and primarily managed by Pramol Dhawan, Francesc Balcells and Ismael Orenstein, the PIMCO Emerging Markets Full Spectrum Bond Fund is jointly and primarily managed by Pramol Dhawan, Yacov Arnopolin and Francesc Balcells, and the PIMCO Emerging Markets Local Currency and Bond Fund is

jointly and primarily managed by Pramol Dhawan, Francesc Balcells and Ismael Orenstein. Information pertaining to accounts managed by Messrs. Orenstein and Romo is as of March 31, 2019.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Orenstein[9]	PIMCO Emerging Markets Currency and Short-Term Investments	None
	PIMCO Emerging Markets Local Currency and Bond	None
Romo[11]	PIMCO Emerging Markets Bond	None

[9]

Effective May 2, 2019, Mr. Orenstein co-manages the PIMCO Emerging Markets Currency and Short-Term Investments Fund and the PIMCO Emerging Markets Local Currency and Bond Fund. Information for Mr. Orenstein is as of March 31, 2019.

[11]	Effective May 2, 2019, Mr. Romo co-manages the PIMCO Emerging Markets Bond Fund. Information for Mr. Romo is as of March 31, 2019.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_050219